CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue recognized	$ 0.4	$ 1.2	$ 2.8
Selling expenses recognized	$ (9.2)	$ 9.4	$ 4.4